SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 29, 2012
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 9. SHAREHOLDERS' EQUITY

Common Stock and Common Stock Repurchase Program

Our Certificate of Incorporation authorizes five million shares of $1 par value preferred stock (none outstanding), with respect to which our Board of Directors may fix the series and terms of issuance, and 400 million shares of $1 par value voting common stock.

        In 1996, we established and contributed shares of our common stock to the ESBT to help meet our future obligations under employee benefit and compensation plans, including stock-based compensation plans, 401(k) plans, and other employee benefit plans. The Board of Directors previously authorized the issuance of up to 18 million shares to be used for the issuance of equity awards and the funding of our other obligations arising from various employee benefit plans. During the first two quarters of 2011 and full year 2010, we released approximately 1 million shares totaling $31.4 million and 4.3 million shares totaling $163 million, respectively, from the ESBT to fund a portion of our employee benefit and stock-based compensation obligations. These shares were included as "Treasury stock at cost" in the Consolidated Balance Sheets. The ESBT terminated on July 21, 2011 upon the utilization of the remaining balance of shares held therein, and we began using shares of our common stock held in treasury to settle exercises of stock options and vesting of restricted stock units and performance units, as well as to fund contributions to the U.S. defined contribution plan.

        From time to time, our Board of Directors authorizes us to repurchase shares of our outstanding common stock. Repurchased shares may be reissued under our stock option and incentive plans or used for other corporate purposes. In 2012, we repurchased approximately 7.9 million shares of our common stock at an aggregate cost of $235.2 million.

        On July 26, 2012, our Board of Directors authorized the repurchase of additional shares of our common stock in the total aggregate amount of up to $400 million (exclusive of any fees, commissions or other expenses related to such purchases). As of December 29, 2012, shares of our common stock in the aggregate amount of approximately $338 million remained authorized for repurchase under this Board authorization.

        On January 27, 2011, our Board of Directors authorized the repurchase of 5 million shares of our common stock. As of December 29, 2012, there were no shares remaining under this Board authorization.

        In December 2010, we executed the repurchase of approximately .3 million shares of our common stock for $13.5 million, which settled in January 2011.